March 1, 2017

DREYFUS INVESTMENT FUNDS

- Dreyfus/The Boston Company Small Cap Growth Fund

Supplement to Summary and Statutory Prospectuses

dated February 1, 2017

The following information supersedes and replaces any contrary information contained in "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio

Management" in the statutory prospectus:

The fund is managed by a team of portfolio managers employed by Dreyfus and The Boston Company Asset Management, LLC (TBCAM) , an affiliate of Dreyfus.  The team consists of John Porter, the lead portfolio manager, Todd Wakefield, CFA and Robert Zeuthen, CFA, positions Messrs. Wakefield and Zeuthen have held since April 2013 and Mr. Porter since March 2017.  Mr. Wakefield is a senior managing director, senior portfolio manager and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM.  Mr. Zeuthen is a managing director, senior equity research analyst and a member of the U.S. small, small/mid and mid-cap growth equity investment team at TBCAM. Mr. Porter is the head of the U.S. small, small/mid and mid-cap growth equity investment team at TBCAM.

The following information supersedes and replaces the third paragraph included in "Fund Details – Management" in the statutory prospectus:

The fund is managed by a team of portfolio managers employed by Dreyfus and TBCAM.  The team consists of John Porter, the lead portfolio manager, Todd Wakefield, CFA and Robert Zeuthen, CFA, positions Messrs. Wakefield and Zeuthen have held since April 2013 and Mr. Porter since March 2017.  Mr. Wakefield is a senior managing director, senior portfolio manager and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM, where he has been employed since 2003.  Mr. Zeuthen is a managing director, senior equity research analyst and a member of the U.S. small, small/mid and mid-cap growth equity investment team at TBCAM, where he has been employed since 2006.  Mr. Porter is the head of the U.S. small, small/mid and mid cap-growth equity investment team at TBCAM.  Prior to joining TBCAM in August 2016, Mr. Porter was employed from September 2013 to August 2016 at Seaward Management and was the founder and Chief Investment Officer for JP3 Capital Management LLC from January 2010 to June 2013.  Messrs. Wakefield, Zeuthen and Porter also have been employed by Dreyfus since November 2008, March 2010 and March 2017, respectively, and manage the fund in their capacity as employees of Dreyfus.

6941STK0317

March 1, 2017

DREYFUS INVESTMENT FUNDS

- Dreyfus/The Boston Company Small/Mid Cap Growth Fund

Supplement to Summary and Statutory Prospectuses

dated February 1, 2017

The following information supersedes and replaces any contrary information contained in "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio

Management" in the statutory prospectus:

The fund is managed by a team of portfolio managers.  The team consists of Todd W. Wakefield, CFA, Robert C. Zeuthen, CFA and John Porter, the lead portfolio manager, positions they have held since September 2005, April 2013 and March 2017, respectively. Mr. Wakefield, is a senior managing director, senior portfolio manager and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM. Mr. Zeuthen is a managing director, senior equity research analyst and a member of the U.S. small, small/mid and mid-cap growth equity investment team at TBCAM.  Mr. Porter is the head of the U.S. small, small/mid and mid-cap growth equity investment team at TBCAM.

The following information supersedes and replaces the fourth paragraph included in "Fund Details – Management" in the statutory prospectus:

The fund is managed by a team of portfolio managers.  The team consists of Todd W. Wakefield, CFA, Robert C. Zeuthen, CFA and John Porter, the lead portfolio manager, positions they have held since September 2005, April 2013 and March 2017, respectively.  Mr. Wakefield is a senior managing director, senior portfolio manager and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM, where he has been employed since 2003. Mr. Zeuthen is a managing director, senior equity research analyst and a member of the U.S. small, small/mid and mid-cap growth equity investment team at TBCAM, where he has been employed since 2006.  Mr. Porter is the head of the U.S. small, small/mid and mid cap-growth equity investment team at TBCAM.  Prior to joining TBCAM in August 2016, Mr. Porter was employed from September 2013 to August 2016 at Seaward Management and was the founder and Chief Investment Officer for JP3 Capital Management LLC from January 2010 to June 2013.

6921STK0317